SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	$ 786.6	$ 515.8	$ 403.3
Reserve for losses and loss adjustment expenses	2,448.9	2,045.2	1,386.5
Unearned premiums	3,149.5	2,618.6	2,113.7
Net premiums earned	1,832.6	1,500.5	1,159.7
Net investment income	119.5	40.7	20.6
Losses and loss adjustment expenses	698.8	830.2	696.8
Policy acquisition expenses	723.8	384.4	250.1
General and administrative expenses	82.7	165.5	130.7
Net premiums written	2,136.6	1,858.4	1,606.6
Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	0.0	0.0	0.0
Reserve for losses and loss adjustment expenses	0.0	0.0	0.0
Unearned premiums	0.0	0.0	0.0
Net premiums earned	0.0	0.0	0.0
Net investment income	119.5	40.7	20.6
Losses and loss adjustment expenses	0.0	0.0	0.0
Policy acquisition expenses	225.3	0.0	0.0
General and administrative expenses	82.7	165.5	130.7
Net premiums written	0.0	0.0	0.0
Specialty | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	370.7	156.2	101.4
Reserve for losses and loss adjustment expenses	1,370.1	870.0	329.9
Unearned premiums	1,436.6	1,055.4	742.9
Net premiums earned	1,203.3	849.4	534.5
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	583.1	508.7	206.2
Policy acquisition expenses	289.1	189.4	109.0
General and administrative expenses	0.0	0.0	0.0
Net premiums written	1,465.5	1,057.4	757.6
Bespoke | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	394.1	338.7	274.7
Reserve for losses and loss adjustment expenses	293.5	157.6	5.1
Unearned premiums	1,590.1	1,394.6	1,100.6
Net premiums earned	375.6	384.4	256.5
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	92.0	118.9	71.4
Policy acquisition expenses	140.4	135.3	83.9
General and administrative expenses	0.0	0.0	0.0
Net premiums written	416.0	566.6	439.1
Reinsurance | Operating Segments
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	21.8	20.9	27.2
Reserve for losses and loss adjustment expenses	785.3	1,017.6	1,051.5
Unearned premiums	122.8	168.6	270.2
Net premiums earned	253.7	266.7	368.7
Net investment income	0.0	0.0	0.0
Losses and loss adjustment expenses	23.7	202.6	419.2
Policy acquisition expenses	69.0	59.7	57.2
General and administrative expenses	0.0	0.0	0.0
Net premiums written	$ 255.1	$ 234.4	$ 409.9